Equity (Details) shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 02, 2021 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 ₪ / shares
Equity (Details) [Line Items]
Common stock, par value (in New Shekels per share) | ₪ / shares					₪ 0.01	₪ 0.01
Ordinary shares outstanding		56,617	54,441
Common stock issued		56,617	54,441
Equity Incentive Plan, number of additional shares authorized	500
Weighted-average remaining contractual life		5 years 6 months
Total intrinsic value of options exercised (in Dollars) | $		$ 40	$ 1,000	$ 600
Unvested number of shares			400
Unrecognized compensation cost (in Dollars) | $			$ 3,400
Weighted average period over which unrecognized compensation cost will be recognized			3 years 1 month 6 days
2012 Plan [Member]
Equity (Details) [Line Items]
Equity Incentive Plan, number of additional shares authorized		1,000
Expected option term		10 years
Equity Incentive Plan, shares authorized		700
Restricted Stock [Member]
Equity (Details) [Line Items]
Unrecognized compensation cost (in Dollars) | $		$ 42,300
Weighted average period over which unrecognized compensation cost will be recognized		2 years 6 months
Value of equity classified RSUs vested (in Dollars) | $		$ 10,600